Member Cash Advances, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Member Cash Advances, Net
Note 3 Member Cash Advances, Net
Below is a detail of Member cash advances, net as of September 30, 2021 (in thousands):

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
	(unaudited)	(unaudited)	(unaudited)
1-10	$32,881	$(2,030)	$30,851
11-30	10,469	(1,340)	9,129
31-60	4,934	(2,547)	2,387
61-90	4,162	(2,681)	1,481
91-120	3,762	(2,742)	1,020

Total	$56,208	$(11,340)	$44,868

Below is a detail of Member cash advances, net as of December 31, 2020 (in thousands):

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
1-10	$27,948	$(1,367)	$26,581
11-30	8,380	(1,205)	7,175
31-60	5,489	(3,009)	2,480
61-90	6,088	(4,284)	1,804
91-120	3,419	(2,715)	704

Total	$51,324	$(12,580)	$38,744

Member advances, net, represent outstanding advances, tips, and processing fees, net of direct origination costs, less an allowance for unrecoverable advances.
The roll-forward of the allowance for unrecoverable advances is as follows (dollars in thousands):

Ending allowance balance at December 31, 2020	$12,580
Plus: provision for unrecoverable advances	21,693
Less: amounts written-off	(22,933)

Ending allowance balance at September 30, 2021 (unaudited)	$11,340

Ending allowance balance at December 31, 2019	$9,355
Plus: provision for unrecoverable advances	14,311
Less: amounts written-off	(14,104)

Ending allowance balance at September 30, 2020 (unaudited)	$9,562

Note 5 Member Cash Advances, Net
Below is a detail of Member cash advances, net (dollars in thousands):
Table as of December 31, 2020

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
1-10	$27,948	$(1,367)	$26,581
11-30	8,380	(1,205)	7,175
31-60	5,489	(3,009)	2,480
61-90	6,088	(4,284)	1,804
91-120	3,419	(2,715)	704

Total	$51,324	$(12,580)	$38,744

Table as of December 31, 2019

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
1-10	$25,529	$(1,027)	$24,502
11-30	4,263	(1,607)	2,656
31-60	3,277	(2,202)	1,075
61-90	2,930	(2,400)	530
91-120	2,398	(2,119)	279

Total	$38,397	$(9,355)	$29,042

Member advances, net, represent outstanding advances, tips, and processing fees, net of direct origination costs, less an allowance for unrecoverable advances. The allowances for unrecovered advances netted against gross Member cash advances total $12.6 million and $9.4 million at December 31, 2020 and 2019, respectively.
The roll-forward of the allowance for unrecoverable advances is as follows (dollars in thousands):

Opening allowance balance at January 1, 2019	$3,277
Plus: provision for unrecoverable advances	19,688
Less: amounts written-off	(13,610)

Ending allowance balance at December 31, 2019	9,355

Plus: provision for unrecoverable advances	25,539
Less: amounts written-off	(22,314)

Ending allowance balance at December 31, 2020	$12,580